Intangible assets, net	12 Months Ended
Dec. 31, 2016
Intangible assets, net
Intangible assets, net
11.	Intangible assets, net

Intangible assets, net as of December 31, 2015 and 2016 are as follows:

	As of December 31, 2015
	Gross carrying amount	Accumulated amortization	Impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB

Purchased software	26,198	(13,377)	-	12,821
Digital Sales Assistant system	25,430	(10,384)	-	15,046
Trademark and lifetime membership	10,405	-	-	10,405
Domain names	13,515	(4,166)	-	9,349
Customer relationships	180,610	(25,557)	-	155,053
Brand name	3,630	(298)	-	3,332
Business cooperation	3,227,319	(469,754)	(238,582)	2,518,983
Others	17	(1)	-	16

	3,487,124	(523,537)	(238,582)	2,725,005

	As of December 31, 2016
	Gross carrying amount	Accumulated amortization	Impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB

Purchased software	43,942	(17,471)	-	26,471
Digital Sales Assistant system	25,430	(12,927)	-	12,503
Trademark and lifetime membership	9,960	-	-	9,960
Domain names	22,101	(6,285)	-	15,816
Customer relationships	211,310	(44,989)	-	166,321
Brand name	20,830	(819)	-	20,011
Business cooperation	3,447,689	(1,131,710)	(254,873)	2,061,106
Others	32,191	(1,539)	-	30,652

	3,813,453	(1,215,740)	(254,873)	2,342,840

Amortization expenses for the years ended December 31, 2014, 2015 and 2016 amounted to RMB21.0 million, RMB495.6 million and RMB633.4 million, respectively. The impairment of business cooperation mainly related to resources to be provided through the channel of Paipai.com, as the Paipai.com business was terminated by JD. Further details are set out in Note 5.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years are as follows:

	For the year ended December 31,
	2017	2018	2019	2020	2021
	RMB	RMB	RMB	RMB	RMB

Amortization expenses	667,373	667,218	666,802	202,220	21,865